ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Accounts receivable	4,798	5,018
Less: allowance for expected credit losses accounts	(23)	(40)
Accounts receivable, net	4,775	4,978

The movements in the allowance for expected credit losses accounts for the year ended December 31, 2023 and the six-month period ended June 30, 2024 were as follows:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Balance at beginning of the year/period	34	23
Addition	-	17
Reversal	(11)	-
Balance at end of the year/period	23	40

As of December 31, 2023 and June 30, 2024, the ageing analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Within 30 days	3,923	3,134
Between 31 and 60 days	758	1,484
Between 61 and 90 days	38	53
More than 90 days	56	307
	4,775	4,978